Employee Future Benefits - Sensitivity Analysis (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	10.00%
Registered Pension Plan | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	$ 84,000
Registered Pension Plan | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	14,000
Registered Pension Plan | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	22,000
Registered Pension Plan | UNITED STATES | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	3,000
Registered Pension Plan | UNITED STATES | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | UNITED STATES | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered Pension Plan | UNITED STATES | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1,000
Supplemental Pension Plan | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	15,000
Supplemental Pension Plan | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Supplemental Pension Plan | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Supplemental Pension Plan | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	3,000
Other | Canada | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	2,000
Other | Canada | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | Canada | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	2,000
Other | Canada | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | UNITED STATES | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1,000
Other | UNITED STATES | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | UNITED STATES | 1% increase in the health-care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | UNITED STATES | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	$ 0